Merchant Accounts Payable (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 20, 2023	Mar. 19, 2023	Aug. 01, 2022
Merchant Accounts Payable (Details) [Line Items]
Accounts payable	$ 65,274,028		$ 83,020,739	$ 96,516,668
Interest expense	3,377,047	$ 1,615,339	8,600,716	5,269,284
Deferred payments	250,000		250,000
Merchant Interest Program [Member]
Merchant Accounts Payable (Details) [Line Items]
Accounts payable	$ 51,340,505		$ 66,469,982	$ 78,097,910
Interest fixed rate					5.2	3.8	3.8
Secured overnight financing rate							3.00%
Interest expense, percentage	4.04%	3.19%	3.56%	3.22%
Interest expense	$ 581,120	$ 593,576	$ 2,484,997	$ 2,314,770
Deferred payments	$ 250,000		$ 250,000
SOFR [Member] | Merchant Interest Program [Member]
Merchant Accounts Payable (Details) [Line Items]
Secured overnight financing rate							3.00%